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EATON VANCE(R)
===================
MANAGED INVESTMENTS

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SEMIANNUAL REPORT DECEMBER 31, 2002

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                                  EATON VANCE
                                    SENIOR
                                    INCOME
                                     TRUST

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                      IMPORTANT NOTICE REGARDING DELIVERY
                           OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.
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

Eaton Vance Senior Income Trust as of December 31, 2002

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

Investment Environment
-------------------------------------------------------------------------------

  THE LOAN MARKET
o In a difficult climate, the Trust registered a positive total return, primarily the result of a relatively low exposure to the telecom and technology areas. Importantly, as a diversification tool, loans represented a useful hedge for hard-pressed investors in the equity markets, who suffered through a third consecutive year of sharply negative returns. With short-term interest rates at or near their historical lows, floating-rate loans are poised to benefit if there is an uptick in rates.

o Conditions in the loan market remained challenging during the six month period. The credit environment deteriorated due to a stubbornly weak economy and disappointing earnings results. In addition, accounting scandals and corporate malfeasance took a toll on investor sentiment. In this environment, lenders focused increasingly intense scrutiny on potential borrowers.

o Short-term interest rates, already at 40-year lows, fell further, as the Federal Reserve reduced the Federal Funds rate in November, its twelfth cut in the past two years. The lower short-term rates caused a decline in the Trust's yield, as that yield moves up or down with corresponding changes in short-term rates, such as LIBOR.

The Trust
-------------------------------------------------------------------------------

  PERFORMANCE
o Based on the Trust's December 2002 monthly dividend of $0.043 and a closing share price of $7.75, the Trust had a market yield of 6.66%.(1) The Trust's market yield represented a yield advantage over many other income- producing vehicles.

  THE TRUST'S INVESTMENTS

o Diversification has remained a major emphasis. The Trust has maintained an exposure to a broad range of industries, including defensive sectors, as well as more economically sensitive companies.

  At December 31, 2002, the Trust included 237 borrowers, representing 48 industries, with no single sector accounting for as much as 10% of the Trust. The average loan as a percentage of the Trust's total net assets was just 0.63%. High-yield corporate bonds constituted 7.5% of the Trust's investments. The Trust had leverage (borrowing and auction preferred shares) of $110 million at December 31, 2002, representing 37.7% of the Trust's total assets.

o We continued to invest in loans using conservative lending criteria, insisting on solid collateral and/or positive cash flow. This helped the Trust avoid many of the troubled telecom and technology loans that have proven so problematic in recent years. The Trust also reduced its investments in the cable sector, which was harshly impacted by the difficulties of Adelphia Communications.

o Rite-Aid Corp., one of the nation's largest drug retailers, was the Trust's largest investment at December 31. Rite-Aid Corp. operates nearly 3,500 retail drug stores, primarily in fast-growing metropolitan areas. The company has especially benefited from an increase in prescription drug sales and has dramatically improved operating results in 2002. Most importantly, the Trust's loan investment benefits from strong asset collateral.

o Amphenol Corp. manufactures electronic and fiber optic connectors, with end-markets in the auto, industrial and aerospace areas. Strength in the aerospace and industrial segments contributed to a 23% earnings increase in the third quarter of 2002. While its communications-related business remains a challenge, Amphenol Corp. continues to develop new products and should be well- positioned when a recovery takes hold.

o Iron Mountain, Inc. is a leading provider of records storage and management services, meeting the increasing needs of the legal, financial and insurance industries. Benefiting from strong generic growth and timely acquisitions, the company captured an approximately 40% market share by year- end. Iron Mountain, Inc.'s strong cash flow and significant underlying equity contribute to a very sound capital structure.

-------------------------------------------------------------------------------
Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF DECEMBER 31, 2002

Performance(2)
-------------------------------------------------------------------------------
Average Annual Total Return (by share price, NYSE)
-------------------------------------------------------------------------------
One Year                                                5.37%
Life of Fund (10/30/98)                                 2.30

Average Annual Total Return (at net asset value)
-------------------------------------------------------------------------------
One Year                                                2.41%
Life of Fund (10/30/98)                                 3.49

Five Largest Sector Weightings(3)
-------------------------------------------------------------------------------
CABLE TELEVISION                          9.4%
REAL ESTATE                               9.1%
CASINOS & GAMING                          8.2%
COMMERCIAL SERVICES                       8.1%
RETAIL-FOOD & DRUG                        7.8%

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The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

(1) The Trust's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (3) Five Largest Sector Weightings account for 42.6% of the Trust's total investments, determined by dividing the total market value of the holdings by the total investments of the Trust. Five Largest Sector Weightings refer only to senior floating-rate loan portion of the Trust and are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Senior Income Trust as of December 31, 2002

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PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Senior, Floating Rate
Interests -- 150.3%(1)

Principal
Amount        Borrower/Tranche Description                        Value
-------------------------------------------------------------------------------

Advertising -- 1.5%
-------------------------------------------------------------------------------
              Lamar Media Corp.
$  1,856,156  Term loan, maturing March 1, 2006                   $   1,857,461
   1,103,794  Term loan, maturing June 30, 2006                       1,104,570
   1,500,000  Term loan, maturing February 1, 2007                    1,502,813
-------------------------------------------------------------------------------
                                                                  $   4,464,843
-------------------------------------------------------------------------------
Aerospace & Defense -- 2.4%
-------------------------------------------------------------------------------
              Alliant Techsystems, Inc.
$  3,518,607  Term loan, maturing April 20, 2009                  $   3,529,603
              Dyncorp
     737,280  Term loan, maturing December 9, 2006                      736,358
              Transdigm Holding Company
     335,921  Term loan, maturing May 15, 2006                          337,915
     861,838  Term loan, maturing May 15, 2007                          866,956
              United Defense Industries, Inc.
   1,652,936  Term loan, maturing June 30, 2009                       1,656,183
-------------------------------------------------------------------------------
                                                                  $   7,127,015
-------------------------------------------------------------------------------
Air Freight & Couriers -- 0.4%
-------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$  1,098,399  Term loan, maturing June 1, 2003                    $     922,655
     180,068  Term loan, maturing October 1, 2003                       151,257
-------------------------------------------------------------------------------
                                                                  $   1,073,912
-------------------------------------------------------------------------------
Auto Components -- 4.8%
-------------------------------------------------------------------------------
              Accuride Corporation
$  1,940,000  Term loan, maturing January 21, 2007                $   1,794,500
              American Axle & Manufacturing, Inc.
   1,995,977  Term loan, maturing April 30, 2006                      1,990,987
              Collins & Aikman
     838,075  Term loan, maturing December 31, 2004                     831,790
   1,468,054  Term loan, maturing December 31, 2005                   1,463,860
              Exide Corporation
   2,000,000  DIP loan, maturing February 15, 2004                    1,970,000
     253,920  Revolving loan, maturing March 18, 2005                   149,971
      58,470  Term loan, maturing March 18, 2005                         34,534
     508,349  Term loan, maturing March 18, 2006                        301,832
              Federal Mogul Corp DIP (First Lien)
     497,874  Term loan, maturing November 30, 2003                     499,118
              Federal-Mogul Corporation
   1,500,000  Term loan, maturing February 24, 2005                     923,126
     763,183  Term loan, maturing February 24, 2006                     755,551
              Hayes Lemmerz International, Inc.
     471,990  Revolving loan, maturing June 16, 2005*                   374,249
      20,037  Term loan, maturing June 16, 2005*                         16,063
              J.L. French Automotive Castings, Inc.
     442,643  Term loan, maturing November 30, 2006                     382,886
              Metaldyne, Inc.
   1,498,125  Term loan, maturing December 31, 2009                   1,446,315
              Stanadyne Automotive Corporation
   1,111,434  Term loan, maturing December 10, 2004                   1,077,622
-------------------------------------------------------------------------------
                                                                  $  14,012,404
-------------------------------------------------------------------------------
Broadcast Media -- 5.9%
-------------------------------------------------------------------------------
              Benedek Broadcasting Corporation
$      4,545  Term loan, maturing November 20, 2007               $       4,536
              Block Communications
     995,000  Term loan, maturing November 30, 2009                     998,731
              CanWest Media, Inc.
   2,115,637  Term loan, maturing May 15, 2008                        2,116,132
   1,321,750  Term loan, maturing May 15, 2009                        1,322,059
              Citadel Communications Corp.
   2,000,000  Term loan, maturing December 31, 2008                   2,013,500
              Cumulus Media, Inc.
     500,000  Term loan, maturing March 31, 2010                        503,438
              Discovery Communications, Inc.
     449,557  Revolving loan, maturing December 31, 2004                424,831
     500,000  Term loan, maturing December 31, 2005                     482,500
              Nexstar Finance, LLC
     859,576  Term loan, maturing July 12, 2007                         861,188
              Paxson Communications Corporation
   2,955,000  Term loan, maturing June 30, 2006                       2,918,063
              Sinclair Broadcast Group, Inc.
   3,250,000  Term loan, maturing December 31, 2009                   3,257,111
              Susquehanna Media Co.
   1,840,000  Term loan, maturing June 30, 2007                       1,794,000
     496,250  Term loan, maturing June 30, 2008                         498,731
-------------------------------------------------------------------------------
                                                                  $  17,194,820
-------------------------------------------------------------------------------
Cable Television -- 9.4%
-------------------------------------------------------------------------------
              Adelphia
$  4,000,000  DIP loan, maturing June 25, 2004                    $   4,010,000
              Century Cable Holdings, LLC
   4,000,000  Term loan, maturing December 31, 2009                   2,862,000
              Charter Communications Operating, LLC.
   6,302,375  Term loan, maturing March 18, 2008                      5,267,733
              Charter Communications VIII
   2,970,000  Term loan, maturing February 2, 2008                    2,478,325
              Classic Cable, Inc.
     865,616  Term loan, maturing October 31, 2007                      679,509
              CSG Systems Intl, Inc.
     662,742  Term loan, maturing December 31, 2007                     636,784
     858,600  Term loan, maturing December 31, 2006                     802,791
              Hilton Head Communications
   2,493,750  Term loan, maturing May 15, 2007                        1,748,119
              Insight Midwest Holdings, LLC
   2,000,000  Term loan, maturing December 31, 2009                   1,949,876
              Mediacom Broadband, LLC
     850,000  Term loan, maturing September 30, 2010                    825,799
              Mediacom Southeast
     818,333  Revolving loan, maturing March 31, 2008                   775,371
   1,492,500  Term loan, maturing September 30, 2008                  1,412,278
              Olympus Cable Holdings, LLC
   1,000,000  Term loan, maturing September 30, 2010                    807,784
              RCN Corporation
     622,500  Term loan, maturing June 30, 2007                         370,388
              Videotron LTEE
   2,869,947  Term loan, maturing December 1, 2009                    2,765,912
-------------------------------------------------------------------------------
                                                                  $  27,392,669
-------------------------------------------------------------------------------
Casinos & Gaming -- 8.2%
-------------------------------------------------------------------------------
              Alliance Gaming Corporation
$  2,977,500  Term loan, maturing November 30, 2006               $   2,991,146
              Ameristar Casinos, Inc.
   1,496,171  Term loan, maturing December 31, 2006                   1,502,156
              Argosy Gaming Company
   2,930,126  Term loan, maturing June 30, 2008                       2,942,336
              Aztar Corporation
   2,449,239  Term loan, maturing June 30, 2005                       2,447,708
              Boyd Gaming Corporation
   2,485,006  Term loan, maturing June 24, 2008                       2,494,325
              Isle of Capri Casinos
   3,726,862  Term loan, maturing April 25, 2008                      3,734,432
              Mandalay Resort Group
   3,498,412  Term loan, maturing August 18, 2006                     3,478,006
              Marina District Finance Company
     492,542  Term loan, maturing December 31, 2007                     491,311
              Park Place Entertainment Corporation
   2,824,803  Revolving loan, maturing December 31, 2003              2,768,307
              Venetian Casino Resort, LLC/Las Vegas Sands, Inc.
     993,753  Term loan, maturing June 4, 2008                        1,001,000
-------------------------------------------------------------------------------
                                                                  $  23,850,727
-------------------------------------------------------------------------------
Chemicals -- 7.7%
-------------------------------------------------------------------------------
              Arteva B.V. (Kosa)
$  1,806,497  Term loan, maturing December 31, 2006               $   1,787,302
              Avecia Investments Limited
     473,441  Term loan, maturing June 30, 2007                         466,339
     282,191  Term loan, maturing June 30, 2008                         277,959
              CP Kelco U.S., Inc.
   1,456,516  Term loan, maturing March 31, 2008                      1,382,230
     489,279  Term loan, maturing September 30, 2008                    464,326
              Equistar Chemicals, L.P.
   1,480,013  Term loan, maturing August 31, 2007                     1,482,993
              Georgia Gulf Corporation
     609,859  Term loan, maturing May 12, 2009                          612,908
              Huntsman Co. LLC
   1,627,126  Term loan, maturing March 31, 2007                      1,383,057
     780,545  Term loan, maturing March 31, 2008                        664,765
              Huntsman Int'l
   1,154,481  Term loan, maturing June 3, 2006                        1,118,115
   1,173,907  Term loan, maturing June 30, 2007                       1,151,162
   1,173,907  Term loan, maturing June 30, 2008                       1,151,162
              IMC Global, Inc.
   2,953,223  Term loan, maturing November 17, 2006                   2,965,530
              Lyondell Petrochemical Company
     562,325  Term loan, maturing June 30, 2007                         569,354
              Messer Griesham GmbH
   2,446,830  Term loan, maturing April 30, 2009                      2,459,830
     530,864  Term loan, maturing April 30, 2010                        533,684
              Millenium Chemicals Inc.
     390,000  Term loan, maturing June 30, 2006                         391,365
              NOVEON
   1,477,500  Term loan, maturing September 30, 2008                  1,481,590
              Polymer Group, Inc.
   1,925,325  Term loan, maturing December 20, 2005                   1,789,178
     485,000  Term loan, maturing December 20, 2006                     450,646
-------------------------------------------------------------------------------
                                                                  $  22,583,495
-------------------------------------------------------------------------------
Coal -- 0.7%
-------------------------------------------------------------------------------
              Arch Western Resources, LLC.
$  2,000,000  Term loan, maturing April 30, 2008                  $   1,988,750
-------------------------------------------------------------------------------
                                                                  $   1,988,750
-------------------------------------------------------------------------------
Commercial Services -- 8.1%
-------------------------------------------------------------------------------
              Advanstar Communications Inc.
$  3,348,571  Term loan, maturing November 17, 2007               $   3,047,200
              American Marketing Industries, Inc.
   1,269,646  Term loan, maturing November 30, 2003*                    507,858
     586,377  Term loan, maturing November 30, 2004*                    234,551
              Anthony Crane Rental, L.P.
   1,281,617  Term loan, maturing July 20, 2006                         711,297
              Coinmach Laundry Corporation
   3,629,376  Term loan, maturing July 25, 2009                       3,632,781
              Corrections Corporation of America
   3,972,494  Term loan, maturing May 31, 2008                        3,975,473
              Environmental Systems Products Hldgs, Inc.
     562,337  Term loan, maturing December 31, 2004                     462,522
     793,423  Term loan, maturing December 31, 2004                     739,867
              Iron Mountain Incorporated
   4,995,000  Term loan, maturing February 15, 2008                   5,010,609
              Metokote Corporation
     535,672  Term loan, maturing November 2, 2005                      528,306
              MSX International, Inc.
     718,858  Term loan, maturing December 31, 2006                     646,972
              Panavision International, L.P.
   2,677,772  Term loan, maturing March 31, 2005                      2,289,495
              Volume Services, Inc.
   1,906,016  Term loan, maturing December 31, 2002                   1,894,103
-------------------------------------------------------------------------------
                                                                  $  23,681,034
-------------------------------------------------------------------------------
Communications Equipment -- 1.7%
-------------------------------------------------------------------------------
              Amphenol Corporation
$    493,706  Term loan, maturing May 19, 2004                    $     483,678
   3,879,137  Term loan, maturing May 19, 2005                        3,838,728
              Superior Telecom, Inc.
     243,641  Term loan, maturing November 27, 2005                      97,050
   1,509,492  Term loan, maturing November 27, 2005                     601,281
-------------------------------------------------------------------------------
                                                                  $   5,020,737
-------------------------------------------------------------------------------
Construction Materials -- 0.7%
-------------------------------------------------------------------------------
              Formica Corporation
$    345,294  Revolving loan, maturing May 1, 2004                $     302,132
     116,457  Term loan, maturing May 1, 2004                           101,900
     799,878  Term loan, maturing April 30, 2006                        719,890
              Panolam Industries, Inc.
     801,948  Term loan, maturing December 31, 2006                     777,890
              Tapco International Corporation
       1,531  Term loan, maturing June 23, 2007                           1,519
         918  Term loan, maturing June 23, 2008                             911
              U.S. Aggregates, Inc.
     499,919  Term loan, maturing March 31, 2006                        249,959
-------------------------------------------------------------------------------
                                                                  $   2,154,201
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.4%
-------------------------------------------------------------------------------
              Silgan Holdings Inc.
$  4,132,222  Term loan, maturing December 31, 2008               $   4,128,780
-------------------------------------------------------------------------------
                                                                  $   4,128,780
-------------------------------------------------------------------------------
Containers & Packaging - Paper -- 7.2%
-------------------------------------------------------------------------------
              Blue Ridge Paper Products, Inc.
$    498,450  Revolving loan, maturing March 31, 2005             $     473,528
     232,653  Term loan, maturing March 31, 2005                        221,020
     872,455  Term loan, maturing March 31, 2006                        850,643
              Graphic Packaging Corporation
     980,050  Term loan, maturing February 28, 2009                     984,951
              Impaxx, Inc.
     846,994  Term loan, maturing December 31, 2005                     542,076
              Jefferson Smurfit Corporation
   4,981,818  Term loan, maturing March 31, 2007                      4,961,358
              Port Townsend Paper Corporation
     982,500  Term loan, maturing March 16, 2007                        898,988
              Printpack Holdings, Inc.
   2,982,487  Term loan, maturing April 30, 2009                      2,994,915
              Riverwood International Corporation
   4,500,000  Term loan, maturing December 31, 2006                   4,490,159
              Stone Container Corporation
   3,288,462  Term loan, maturing June 30, 2009                       3,250,953
   1,211,538  Term loan, maturing December 31, 2009                   1,198,666
-------------------------------------------------------------------------------
                                                                  $  20,867,257
-------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.2%
-------------------------------------------------------------------------------
              Berry Plastics Corporation
$  1,993,741  Term loan, maturing June 30, 2010                   $   2,002,774
              Consolidated Container Holdings LLC
     493,987  Term loan, maturing June 30, 2007                         422,188
              Tekni-Plex, Inc.
     972,556  Term loan, maturing June 30, 2008                         956,550
-------------------------------------------------------------------------------
                                                                  $   3,381,512
-------------------------------------------------------------------------------
Educational Services -- 1.0%
-------------------------------------------------------------------------------
              Jostens, Inc.
$    983,640  Term loan, maturing December 31, 2009               $     985,074
              Kindercare Learning Centers, Inc.
   1,053,529  Term loan, maturing February 13, 2006                   1,011,387
              Weekly Reader Corporation
     967,500  Term loan, maturing September 30, 2007                    955,406
-------------------------------------------------------------------------------
                                                                  $   2,951,867
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.6%
-------------------------------------------------------------------------------
              Hughes Electronics Corporation
$  4,000,000  Term loan, maturing August 31, 2003                 $   4,000,000
              Knowles Electronics, Inc.
     966,654  Term loan, maturing June 29, 2007                         800,712
-------------------------------------------------------------------------------
                                                                  $   4,800,712
-------------------------------------------------------------------------------
Entertainment -- 3.7%
-------------------------------------------------------------------------------
              Amfac Resorts, Inc.
$  1,194,717  Term loan, maturing September 30, 2003              $   1,191,730
   1,194,717  Term loan, maturing September 30, 2004                  1,191,730
              Blockbuster Entertainment Corp.
     988,636  Term loan, maturing July 1, 2004                          973,719
              Metro-Goldwyn-Mayer Studios Inc.
   5,000,000  Term loan, maturing June 11, 2008                       4,963,750
              Six Flags Theme Parks Inc.
      37,500  Revolving loan, maturing June 30, 2008                     35,813
   2,500,000  Term loan, maturing June 30, 2009                       2,469,533
-------------------------------------------------------------------------------
                                                                  $  10,826,275
-------------------------------------------------------------------------------
Environmental Services -- 1.4%
-------------------------------------------------------------------------------
              Allied Waste Industries, Inc.
$    402,565  Term loan, maturing July 30, 2005                   $     394,301
   1,354,893  Term loan, maturing July 30, 2006                       1,344,005
   1,630,602  Term loan, maturing July 30, 2007                       1,617,499
              International Technology Corporation
     470,000  Term loan, maturing June 11, 2004*                         44,650
              Stericycle, Inc.
     629,877  Term loan, maturing November 10, 2006                     633,289
-------------------------------------------------------------------------------
                                                                  $   4,033,744
-------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 7.7%
-------------------------------------------------------------------------------
              American Seafood Holdings Inc.
$    579,688  Term loan, maturing September 30, 2007              $     576,789
     864,256  Term loan, maturing March 31, 2009                        867,632
              Aurora Foods, Inc.
     248,890  Term loan, maturing March 31, 2007                        214,357
   2,473,487  Term loan, maturing September 30, 2006                  2,130,291
              Cott Corporation
   1,287,654  Term loan, maturing December 31, 2006                   1,292,482
              Dean Foods Company
   1,990,000  Term loan, maturing July 15, 2008                       1,989,130
   1,850,000  Term loan, maturing July 15, 2007                       1,842,002
              Del Monte Corporation
   2,500,000  Term loan, maturing December 20, 2010                   2,487,500
              Eagle Family Foods, Inc.
     309,225  Term loan, maturing December 31, 2005                     294,472
              Flowers Foods, Inc.
   1,973,722  Term loan, maturing June 30, 2006                       1,983,180
              Interstate Brands Corporations
   2,957,469  Term loan, maturing July 19, 2007                       2,963,384
     497,500  Term loan, maturing July 19, 2008                         497,889
              Michael Foods, Inc.
   1,773,555  Term loan, maturing March 30, 2008                      1,781,683
              Nutra Sweet
   1,500,000  Term loan, maturing June 30, 2008                       1,496,250
              Southern Wine & Spirits of America, Inc.
   1,990,000  Term loan, maturing June 28, 2008                       1,997,463
-------------------------------------------------------------------------------
                                                                  $  22,414,504
-------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 1.9%
-------------------------------------------------------------------------------
              Advance Medical Optics, Inc.
$    750,000  Term loan, maturing June 30, 2008                   $     752,579
              Conmed Corporation
   2,500,000  Term loan, maturing December 31, 2007                   2,509,375
              Leiner Health Products Inc.
     266,915  Term loan, maturing March 31, 2004                        247,230
              Sybron Dental Management
   2,034,123  Term loan, maturing June 6, 2009                        2,038,699
-------------------------------------------------------------------------------
                                                                  $   5,547,883
-------------------------------------------------------------------------------
Health Care - Providers & Services -- 6.0%
-------------------------------------------------------------------------------
              Alliance Imaging, Inc.
$  1,876,989  Term loan, maturing June 10, 2008                   $   1,876,989
              Amerisource Bergen Corporation
   3,800,000  Term loan, maturing March 31, 2005                      3,750,125
              Community Health Systems, Inc.
   3,491,250  Term loan, maturing July 5, 2010                        3,480,612
              Concentra Managed Care, Inc.
     720,311  Term loan, maturing December 31, 2005                     686,816
     360,155  Term loan, maturing December 31, 2006                     343,408
              DaVita, Inc.
   2,971,147  Term loan, maturing March 31, 2009                      2,975,791
              Magellan Health Services, Inc.
     526,396  Term loan, maturing February 12, 2005                     445,331
     526,396  Term loan, maturing February 12, 2006                     447,436
              Team Health
   1,500,000  Term loan, maturing October 31, 2008                    1,476,875
              Triad Hospitals Holdings, Inc.
   1,940,090  Term loan, maturing March 31, 2008                      1,948,215
-------------------------------------------------------------------------------
                                                                  $  17,431,598
-------------------------------------------------------------------------------
Hotels -- 2.2%
-------------------------------------------------------------------------------
              Extended Stay America
$  2,386,449  Term loan, maturing December 31, 2007               $   2,350,652
              KSL Recreation Group, Inc.
     976,565  Term loan, maturing April 30, 2005                        968,020
     976,565  Term loan, maturing April 30, 2006                        970,157
              Wyndham International, Inc.
   2,743,025  Term loan, maturing June 30, 2006                       2,206,421
-------------------------------------------------------------------------------
                                                                  $   6,495,250
-------------------------------------------------------------------------------
Household Furnish & Appliances -- 1.9%
-------------------------------------------------------------------------------
              Goodman Manufacturing Company, L.P.
$    925,114  Term loan, maturing September 30, 2003              $     912,393
              Sealy Mattress Company
   1,540,158  Term loan, maturing December 15, 2004                   1,508,585
     392,958  Term loan, maturing December 15, 2005                     384,903
     502,291  Term loan, maturing December 15, 2006                     491,994
              Simmons Company
     430,083  Term loan, maturing October 30, 2005                      429,904
     682,336  Term loan, maturing October 30, 2006                      681,995
              Sleepmaster, LLC
   1,155,051  Term loan, maturing December 31, 2006                   1,114,623
-------------------------------------------------------------------------------
                                                                  $   5,524,397
-------------------------------------------------------------------------------
Household Products -- 4.4%
-------------------------------------------------------------------------------
              Church & Dwight Co. Inc.
$  2,487,500  Term loan, maturing September 30, 2007              $   2,502,529
              Rayovac Corporation
   1,823,333  Term loan, maturing September 30, 2009                  1,820,485
              Samsonite Corporation
   1,939,086  Term loan, maturing June 24, 2006                       1,822,741
              The Imperial Decor Home Group, Inc.
     250,119  Medium term note, maturing April 4, 2006                  125,060
              The Scotts Company
   3,247,721  Term loan, maturing December 31, 2007                   3,262,131
              United Industries Corporation
   1,640,608  Term loan, maturing January 20, 2006                    1,643,684
              Werner Holding Co.
   1,698,205  Term loan, maturing November 30, 2004                   1,681,931
-------------------------------------------------------------------------------
                                                                  $  12,858,561
-------------------------------------------------------------------------------
Insurance -- 2.5%
-------------------------------------------------------------------------------
              Hilb, Rogal and Hamilton Company
$  3,386,741  Term loan, maturing June 30, 2007                   $   3,394,151
              White Mountains Insurance Group, LTD.
     962,552  Term loan, maturing March 31, 2006                        951,723
              Willis Corroon Corporation
   2,967,214  Term loan, maturing February 19, 2007                   2,944,960
-------------------------------------------------------------------------------
                                                                  $   7,290,834
-------------------------------------------------------------------------------
Leisure -- 1.4%
-------------------------------------------------------------------------------
              New England Sports Ventures, LLC
$  4,000,000  Term loan, maturing February 28, 2005               $   4,000,000
-------------------------------------------------------------------------------
                                                                  $   4,000,000
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.3%
-------------------------------------------------------------------------------
              Bell Sports, Inc.
$    944,936  Term loan, maturing March 30, 2007                  $     822,094
-------------------------------------------------------------------------------
                                                                  $     822,094
-------------------------------------------------------------------------------
Machinery -- 2.3%
-------------------------------------------------------------------------------
              Flowserve Corporation
$  2,902,364  Term loan, maturing June 30, 2009                   $   2,871,007
              Rexnord Corporation
   1,500,000  Term loan, maturing November 30, 2009                   1,503,750
              The Manitowoc Company
   2,462,500  Term loan, maturing June 30, 2007                       2,472,350
-------------------------------------------------------------------------------
                                                                  $   6,847,107
-------------------------------------------------------------------------------
Manufacturing -- 7.8%
-------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$  1,015,859  Term loan, maturing September 30, 2005*             $     452,057
              Citation Corporation
     950,468  Term loan, maturing December 1, 2007                      836,412
              Dayton Superior Corporation
   1,608,750  Term loan, maturing September 29, 2005                  1,592,663
              Dresser, Inc.
   1,323,314  Term loan, maturing March 31, 2007                      1,325,677
              Gentek, Inc.
   1,735,549  Term loan, maturing April 30, 2007                        990,998
              Ingram Industries, Inc.
     420,912  Term loan, maturing June 30, 2008                         416,703
              JohnsonDiversey, Inc.
     384,676  Term loan, maturing November 30, 2008                     384,997
   1,492,500  Term loan, maturing November 30, 2009                   1,498,797
              Motor Coach Industries
     484,287  Term loan, maturing June 15, 2006                         417,294
              Mueller Group, Inc.
   2,487,500  Term loan, maturing May 31, 2008                        2,480,038
              National Waterworks Holdings, Inc.
   2,500,000  Term loan, maturing November 22, 2009                   2,508,333
              Polypore Incorporated
   1,674,459  Term loan, maturing December 31, 2006                   1,670,273
              SPX Corporation
   1,196,563  Term loan, maturing September 30, 2009                  1,193,272
   1,994,271  Term loan, maturing March 31, 2010                      1,989,784
              Synthetic Industries, Inc.
     985,000  Term loan, maturing December 30, 2007                     881,575
              Tokheim Corporation
     421,997  Revolving loan, maturing December 5, 2005                 421,997
   2,197,473  Term loan, maturing December 5, 2005*                           0
     642,667  Term loan, maturing December 5, 2005*                     591,254
   1,425,980  Term loan, maturing December 5, 2006*                     998,186
              Trimas Corporation
   1,995,192  Term loan, maturing December 31, 2009                   1,999,743
-------------------------------------------------------------------------------
                                                                  $  22,650,053
-------------------------------------------------------------------------------
Metals & Mining -- 1.8%
-------------------------------------------------------------------------------
              Compass Minerals Group, Inc.
$  1,164,111  Term loan, maturing November 28, 2009                $  1,170,841
              Handy & Harman
     874,559  Term loan, maturing July 30, 2006                         848,322
              Neenah Foundry Company
   1,813,782  Term loan, maturing September 30, 2005                  1,691,352
              Stillwater Mining Company
     460,685  Term loan, maturing June 30, 2006                         458,382
     961,495  Term loan, maturing June 30, 2007                         956,687
-------------------------------------------------------------------------------
                                                                  $   5,125,584
-------------------------------------------------------------------------------
Miscellaneous -- 0.8%
-------------------------------------------------------------------------------
              Sotheby's Holdings, Inc.
$  1,153,846  Term loan, maturing February 28, 2003               $   1,148,077
              Weight Watchers International, Inc.
     955,473  Term loan, maturing December 31, 2007                     961,445
     168,159  Term loan, maturing December 31, 2008                     169,210
-------------------------------------------------------------------------------
                                                                  $   2,278,732
-------------------------------------------------------------------------------
Office Equipment & Supplies -- 0.2%
-------------------------------------------------------------------------------
              Xerox Corporation
$    500,000  Term loan, maturing April 30, 2005                  $     477,188
-------------------------------------------------------------------------------
                                                                  $     477,188
-------------------------------------------------------------------------------
Oil & Gas -- 0.9%
-------------------------------------------------------------------------------
              The Premcor Refining Group, Inc.
$  2,500,000  Term loan, maturing August 23, 2003                 $   2,481,250
-------------------------------------------------------------------------------
                                                                  $   2,481,250
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.4%
-------------------------------------------------------------------------------
              Bear Island Paper Company, LLC
$  1,233,457  Term loan, maturing December 31, 2005               $   1,153,282
-------------------------------------------------------------------------------
                                                                  $   1,153,282
-------------------------------------------------------------------------------
Personal Products -- 2.6%
-------------------------------------------------------------------------------
              Armkel, LLC
$  1,960,013  Term loan, maturing March 31, 2009                  $   1,969,987
              Mary Kay Cosmetics, Inc.
   1,682,875  Term loan, maturing September 30, 2007                  1,690,939
              Playtex Products, Inc.
   3,982,500  Term loan, maturing May 31, 2009                        3,971,301
-------------------------------------------------------------------------------
                                                                  $   7,632,227
-------------------------------------------------------------------------------
Publishing & Printing -- 6.9%
-------------------------------------------------------------------------------
              American Media Operations Inc.
$    507,811  Term loan, maturing April 1, 2006                   $     506,700
     956,924  Term loan, maturing April 1, 2008                         958,120
              Bell Actimedia, Inc.
   1,000,000  Term loan, maturing November 29, 2009                   1,002,500
              Dex Media, Inc.
   2,500,000  Term loan, maturing November 8, 2009                    2,512,240
              Journal Register Company
   2,558,636  Term loan, maturing September 30, 2006                  2,539,446
              Liberty Group Operating, Inc.
   1,450,000  Term loan, maturing April 30, 2007                      1,442,750
              Merrill Corporation
     238,517  Term loan, maturing November 15, 2006                     203,932
     959,548  Term loan, maturing November 15, 2007                     820,414
              Morris Communications Corporation
   3,000,000  Term loan, maturing September 30, 2009                  3,004,218
              R.H. Donnelley Inc.
     511,228  Term loan, maturing December 5, 2005                      512,378
     408,829  Term loan, maturing December 5, 2006                      408,488
   2,000,000  Term loan, maturing June 30, 2010                       2,007,084
              The Reader's Digest Association, Inc.
   1,492,500  Term loan, maturing May 20, 2008                        1,454,920
              The Sheridan Group, Inc.
     930,914  Term loan, maturing January 30, 2005                      930,914
              Transwestern Publishing Company LLC
   1,960,101  Term loan, maturing June 27, 2008                       1,955,200
-------------------------------------------------------------------------------
                                                                  $  20,259,304
-------------------------------------------------------------------------------
Real Estate -- 9.1%
-------------------------------------------------------------------------------
              125 West 55th Street
$  1,973,016  Term loan, maturing June 9, 2004                    $   1,973,016
              622 Third Ave Company LLC
   2,000,000  Term loan, maturing September 30, 2004                  2,000,000
              AGBRI Octagon
   1,732,266  Term loan, maturing May 31, 2004                        1,719,274
              AIMCO Properties, L.P.
   1,568,215  Term loan, maturing February 28, 2004                   1,567,235
              American Skiing Company Resort Properties, Inc.
     720,000  Term loan, maturing December 31, 2002                     655,200
              AP-Knight LP
   2,010,236  Term loan, maturing December 31, 2004                   2,007,723
              Crescent Real Estate Equities, L.P.
   1,000,000  Term loan, maturing May 31, 2005                          993,750
              FFD Development Company, LLC
     960,000  Revolving loan, maturing April 2, 2004                    955,200
              iStar Preferred Holdings LLC
   1,000,000  Term loan, maturing July 20, 2006                         990,000
              iStar Walden (FKA Starwood Walden LLC)
   3,500,000  Term loan, maturing June 30, 2003                       3,465,000
              Lennar Corporation
   1,992,340  Term loan, maturing May 2, 2007                         1,998,317
              Macerich Partnership, L.P.
   2,048,000  Term loan, maturing July 15, 2005                       2,046,720
              MeriStar Investment Partners, L.P.
     500,000  Term loan, maturing March 31, 2003                        501,250
              Newkirk Master, L.P.
     985,111  Term loan, maturing December 31, 2004                     986,343
              OLY Hightop Parent
   1,693,524  Term loan, maturing March 31, 2006                      1,693,524
              The Woodlands Commercial Properties Co., L.P.
   1,900,000  Term loan, maturing November 26, 2005                   1,895,250
              Trizec Properties, Inc.
   1,000,000  Term loan, maturing May 29, 2005                          998,750
-------------------------------------------------------------------------------
                                                                  $  26,446,551
-------------------------------------------------------------------------------
Restaurants -- 1.5%
-------------------------------------------------------------------------------
              AFC Enterprises Inc.
$  2,088,253  Term loan, maturing May 23, 2009                    $   2,092,603
              Buffets, Inc.
   2,258,122  Term loan, maturing June 30, 2009                       2,232,154
-------------------------------------------------------------------------------
                                                                  $   4,324,757
-------------------------------------------------------------------------------
Retail - Food & Drug -- 7.8%
-------------------------------------------------------------------------------
              Domino's Inc.
$  2,736,250  Term loan, maturing June 30, 2008                   $   2,743,947
              Duane Reade Inc.
   2,088,023  Term loan, maturing February 15, 2007                   2,093,243
              Fleming Companies, Inc.
   3,050,659  Term loan, maturing June 18, 2008                       2,988,121
              Giant Eagle, Inc.
   2,244,375  Term loan, maturing August 6, 2009                      2,247,180
              Rite Aid Corporation
   6,370,878  Term loan, maturing June 27, 2005                       6,275,315
              Roundy's, Inc.
   2,487,500  Term loan, maturing June 6, 2009                        2,491,647
              SDM Corporation
   3,111,455  Term loan, maturing February 4, 2009                    3,118,845
              Winn-Dixie Stores
     783,026  Term loan, maturing March 28, 2007                        786,044
-------------------------------------------------------------------------------
                                                                  $  22,744,342
-------------------------------------------------------------------------------
Retail - Multiline -- 1.1%
-------------------------------------------------------------------------------
              Kmart Corporation
$  3,250,000  DIP loan, maturing April 22, 2004                   $   3,210,730
-------------------------------------------------------------------------------
                                                                  $   3,210,730
-------------------------------------------------------------------------------
Retail - Specialty -- 4.2%
-------------------------------------------------------------------------------
              Advance Stores Company, Inc.
$    230,763  Term loan, maturing November 30, 2006               $     229,849
   2,995,320  Term loan, maturing November 30, 2007                   3,000,002
              CSK Auto, Inc.
   3,000,000  Term loan, maturing December 21, 2004                   3,013,125
              Jo-Ann Stores, Inc.
   2,500,000  Term loan, maturing April 30, 2005                      2,487,500
              Travelcenters of America, Inc.
   3,465,000  Term loan, maturing November 30, 2008                   3,481,244
-------------------------------------------------------------------------------
                                                                  $  12,211,720
-------------------------------------------------------------------------------
Road & Rail -- 0.7%
-------------------------------------------------------------------------------
              Kansas City Southern Industries, Inc.
$  1,169,125  Term loan, maturing June 12, 2008                   $   1,170,586
              RailAmerica Australia Finance Pty. LTD.
     160,000  Term loan, maturing May 31, 2009                          159,560
              RailAmerica Canada Corp.
     133,333  Term loan, maturing May 31, 2009                          132,967
              RailAmerica Transportation Corp.
     706,667  Term loan, maturing May 31, 2009                          704,723
-------------------------------------------------------------------------------
                                                                  $   2,167,836
-------------------------------------------------------------------------------
Shipping Lines -- 0.1%
-------------------------------------------------------------------------------
              American Commercial Lines
$     59,937  Term loan, maturing June 30, 2006                   $      49,987
     168,642  Term loan, maturing June 30, 2007                         140,648
-------------------------------------------------------------------------------
                                                                  $     190,635
-------------------------------------------------------------------------------
Telecommunications - Wireline -- 1.7%
-------------------------------------------------------------------------------
              Alec Holdings, Inc.
$    610,921  Term loan, maturing November 30, 2006               $     559,502
     624,079  Term loan, maturing November 30, 2007                     571,552
              Broadwing Inc.
   1,107,260  Term loan, maturing December 31, 2005                   1,019,371
              Fairpoint Communications, Inc.
   2,901,015  Term loan, maturing March 31, 2006                      2,726,954
-------------------------------------------------------------------------------
                                                                  $   4,877,379
-------------------------------------------------------------------------------
Telecommunications - Wireless -- 0.9%
-------------------------------------------------------------------------------
              American Tower, L.P.
$    500,000  Term loan, maturing December 31, 2006               $     442,898
     250,000  Term loan, maturing December 31, 2007                     228,221
              Cricket Communications, Inc.
     300,000  Term loan, maturing June 30, 2007*                         66,750
              Spectrasite Communications, Inc.
   1,496,092  Term loan, maturing December 31, 2007                   1,320,770
              Sygnet Operating Company (Dobson)
     423,866  Term loan, maturing March 31, 2007                        326,377
     306,791  Term loan, maturing December 31, 2007                     236,229
              Winstar Communications, Inc.
     300,534  DIP loan, maturing June 30, 2003*                          87,155
-------------------------------------------------------------------------------
                                                                  $   2,708,400
-------------------------------------------------------------------------------
Theaters -- 1.6%
-------------------------------------------------------------------------------
              Hollywood Theater Holdings, Inc.
$    905,337  Term loan, maturing March 31, 2006                  $     848,753
              Loews Cineplex Entertainment Corporation
     500,000  Term loan, maturing September 30, 2006                    489,584
     947,386  Term loan, maturing March 31, 2007                        949,163
     541,364  Term loan, maturing March 31, 2007                        542,379
              Regal Cinemas Inc.
   1,948,718  Term loan, maturing May 27, 2007                        1,954,808
-------------------------------------------------------------------------------
                                                                  $   4,784,687
-------------------------------------------------------------------------------
Utilities -- 0.7%
-------------------------------------------------------------------------------
              Michigan Electric Transmission Company, LLC
$  1,992,509  Term loan, maturing June 30, 2007                   $   1,991,264
-------------------------------------------------------------------------------
                                                                  $   1,991,264
-------------------------------------------------------------------------------
Total Senior, Floating Rate Loan Interests
  (identified cost $455,997,222)                                  $ 438,482,904
-------------------------------------------------------------------------------
Corporate Bonds & Notes -- 13.0%
Principal Amount
(000's omitted)       Security                                        Value
-------------------------------------------------------------------------------
Principal Amount
(000's omitted)       Security                                        Value
-------------------------------------------------------------------------------
Aerospace and Defense -- 0.0%
-------------------------------------------------------------------------------
$         55  K&F Industries, Sr. Sub. Notes
              9.625%, 12/15/10                                    $      56,237
-------------------------------------------------------------------------------
                                                                  $      56,237
-------------------------------------------------------------------------------
Airlines -- 0.7%
-------------------------------------------------------------------------------
              American Airlines
$        895  7.80%, 10/1/06                                      $     627,390
              Continental Airlines
         200  7.434%, 9/15/04                                           111,056
          41  7.08%, 11/1/04                                             24,918
         357  7.033%, 6/15/11                                           239,806
              Dunlop Stand Aero Holdings, Sr. Notes
         845  11.875%, 5/15/09                                          867,181
              Northwest Airlines, Inc.
         360  8.875%, 6/1/06                                            235,800
-------------------------------------------------------------------------------
                                                                   $  2,106,151
-------------------------------------------------------------------------------
Apparel -- 0.3%
-------------------------------------------------------------------------------
              Levi Strauss & Co.
$        385  6.80%, 11/1/03                                      $     381,150
              Levi Strauss & Co., Sr. Notes
         200  12.25%, 12/15/12                                          197,000
              Russell Corp.
          80  9.25%, 5/1/10                                              86,000
              Tropical Sportswear International
         140  11.00%, 6/15/08                                           142,100
              William Carter, Series B
         160  10.875%, 8/15/11                                          175,200
-------------------------------------------------------------------------------
                                                                  $     981,450
-------------------------------------------------------------------------------
Auto and Parts -- 0.4%
-------------------------------------------------------------------------------
              Advance Stores Co., Inc.
$         85  10.25%, 4/15/08                                     $      90,525
              Asbury Automotive Group
          90  9.00%, 6/15/12                                             78,750
              CSK Auto, Inc.
         420  12.00%, 6/15/06                                           451,500
              Key Plastics, Jr. Secured Sub. Notes*
          44  4.009%, 4/26/07(2)                                         44,009
              Key Plastics, Sr. Secured Sub. Notes*
         118  7.009%, 4/26/07(2)                                        118,465
              NA United Rentals, Inc., Sr. Notes
         295  10.75%, 4/15/08                                           292,050
              Rexnord Corp., Sr. Sub. Notes
          65  10.125%, 12/15/12                                          66,950
              United Auto Group, Inc., Sr. Sub. Notes
         105  9.625%, 3/15/12(3)                                        102,375
-------------------------------------------------------------------------------
                                                                  $   1,244,624
-------------------------------------------------------------------------------
Broadcasting and Cable -- 0.9%
-------------------------------------------------------------------------------
              ACME Television Services, Inc.
$         35  10.875%, 9/30/04                                    $      35,787
              Adelphia Communications Corp., Sr. Notes
         205  9.25%, 10/1/49(2)                                          75,850
              Charter Communication Holdings, Sr. Disc. Notes
          20  13.50%, 1/15/11                                             5,300
              Charter Communication Holdings, Sr. Notes
          45  10.75%, 10/1/09                                            20,587
              Continental Cablevision
         115  9.50%, 8/1/13                                             133,439
              Continental Cablevision, Sr. Notes
         170  8.30%, 5/15/06                                            184,321
              Corus Entertainment, Inc., Sr. Sub. Notes
         210  8.75%, 3/1/12                                             223,387
              CSC Holdings, Inc., Sr. Notes
          40  7.875%, 12/15/07                                           38,650
              CSC Holdings, Inc., Sr. Notes, Series B
          50  7.625%, 4/1/11                                             47,187
              CSC Holdings, Inc., Sr. Sub. Notes
          35  9.875%, 2/15/13                                            34,344
          95  10.50%, 5/15/16                                            94,644
              DEX Media East LLC/Fin
          80  9.875%, 11/15/09(3)                                        86,000
              Echostar Broadband Corp., Sr. Notes
         170  9.125%, 1/15/09                                           179,775
              Insight Communications, Sr. Disc. Notes
          60  12.25%, 2/15/11                                            33,375
              Mediacom Broadband LLC
          50  11.00%, 7/15/13                                            51,000
              Mediacom LLC/Capital Corp., Sr. Notes
         430  9.50%, 1/15/13                                            389,150
              Nextmedia Operating, Inc.
          65  10.75%, 7/1/11                                             68,656
              Pegasus Commerce
       1,000  9.75%, 12/1/06                                            535,000
              Pegasus Sattelite, Sr. Notes
         455  12.375%, 8/1/06                                           243,425
              Radio One, Inc.
          95  8.875%, 7/1/11                                            102,125
-------------------------------------------------------------------------------
                                                                  $   2,582,002
-------------------------------------------------------------------------------
Building Materials -- 0.4%
-------------------------------------------------------------------------------
              Louisiana Pacific Corp., Sr. Notes
$         60  8.50%, 8/15/05                                      $      62,275
              Ryland Group, Sr. Notes
          80  9.75%, 9/1/10                                              88,000
              Ryland Group, Sr. Sub. Note
         945  9.125%, 6/15/11                                         1,006,425
-------------------------------------------------------------------------------
                                                                  $   1,156,700
-------------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.4%
-------------------------------------------------------------------------------
              Coinmach Corp., Sr. Notes
$        360  9.00%, 2/1/10                                       $     379,350
              Lamar Media Corp., Sr. Sub. Notes
         115  7.25%, 1/1/13                                             117,444
              MDP Acquisitions PLC, Sr. Notes
         250  9.625%, 10/1/12(3)                                        261,250
              R.H. Donnelley Finance Corp., Sr. Notes
          30  8.875%, 12/15/10                                           32,250
              R.H. Donnelley Finance Corp., Sr. Sub. Notes
         190  10.875%, 12/15/12                                         208,050
              Trico Marine Services, Sr. Notes
         120  8.875%, 5/15/12                                           111,600
-------------------------------------------------------------------------------
                                                                  $   1,109,944
-------------------------------------------------------------------------------
Chemicals -- 0.7%
-------------------------------------------------------------------------------
              Avecia Group, PLC
$        750  11.00%, 7/1/09                                      $     588,750
              Ferro Corp., Sr. Notes
         150  9.125%, 1/1/09                                            158,513
              Hercules, Inc.
          30  11.125%, 11/15/07                                          33,600
              Lyondell Chemical Co.
         125  9.50%, 12/15/08                                           116,875
         260  9.50%, 12/15/08                                           243,100
          60  11.125%, 7/15/12                                           59,400
              Methanex Corp., Sr. Notes
         120  8.75%, 8/15/12                                            127,800
              Olin Corp., Sr. Notes
         325  9.125%, 12/15/11                                          369,716
              Resolution Performance, Sr. Sub. Notes
         115  13.50%, 11/15/10                                          121,900
         110  13.50%, 11/15/10                                          116,600
-------------------------------------------------------------------------------
                                                                  $   1,936,254
-------------------------------------------------------------------------------
Consumer Products -- 0.2%
-------------------------------------------------------------------------------
              Fedders North America
$        155  9.375%, 8/15/07                                     $     118,575
              Hockey Co.
         330  11.25%, 4/15/09                                           338,250
-------------------------------------------------------------------------------
                                                                  $     456,825
-------------------------------------------------------------------------------
Consumer Services -- 0.1%
-------------------------------------------------------------------------------
              Stewart Enterprises
$        225  10.75%, 7/1/08                                      $     249,750
-------------------------------------------------------------------------------
                                                                  $     249,750
-------------------------------------------------------------------------------
Containers and Packaging -- 0.3%
-------------------------------------------------------------------------------
              Bway Corp., Sr. Sub. Notes
$         85  10.00%, 10/15/10                                    $      88,612
              Graphic Packaging Corp.
          80  8.625%, 2/15/12                                            84,600
              Jefferson Smurfit Corp., Sr. Notes
         170  8.25%, 10/1/12(3)                                         174,250
              Riverwood International Corp.
         120  10.875%, 4/1/08                                           121,200
              Stone Container Corp., Sr. Notes
         260  8.375%, 7/1/12                                            267,800
-------------------------------------------------------------------------------
                                                                  $     736,462
-------------------------------------------------------------------------------
Drugs -- 0.2%
-----------------------------------------------------------------------
              Alaris Medical Systems, Series B
$        240  11.625%, 12/1/06                                    $     272,100
              AmerisourceBergen Corp., Sr. Notes
         140  7.25%, 11/15/12                                           144,200
              Biovail Corp., Sr. Sub. Notes
         250  7.875%, 4/1/10                                            251,250
-------------------------------------------------------------------------------
                                                                  $     667,550
-------------------------------------------------------------------------------
Electronic Components -- 0.2%
-------------------------------------------------------------------------------
              Flextronics International Ltd., Sr. Sub. Notes
$        315  9.875%, 7/1/10                                      $     340,987
              Sanmina-Sci Corp.
         115  10.375%, 1/15/10                                          116,725
-------------------------------------------------------------------------------
                                                                  $     457,712
-------------------------------------------------------------------------------
Electronic Components - Semiconductors -- 0.1%
-------------------------------------------------------------------------------
              Chippac International Ltd.
$         90  12.75%, 8/1/09                                      $      94,950
              Fairchild Semiconductor, Sr. Sub. Notes
         215  10.50%, 2/1/09                                            233,275
-------------------------------------------------------------------------------
                                                                  $     328,225
-------------------------------------------------------------------------------
Energy Services -- 0.2%
-------------------------------------------------------------------------------
              Hornbeck Leevac Marine Service, Sr. Notes
$        195  10.625%, 8/1/08                                     $     206,700
              Port Arthur Finance Corp.
         369  12.50%, 1/15/09                                           407,331
-------------------------------------------------------------------------------
                                                                  $     614,031
-------------------------------------------------------------------------------
Engines -- 0.1%
-------------------------------------------------------------------------------
              Briggs and Stratton Corp.
$        250  8.875%, 3/15/11                                     $     270,625
-------------------------------------------------------------------------------
                                                                  $     270,625
-------------------------------------------------------------------------------
Entertainment -- 0.3%
-------------------------------------------------------------------------------
              Hollywood Entertainment, Sr. Sub. Notes
$        160  9.625%, 3/15/11                                     $     164,000
              Premier Parks, Inc.
         145  9.75%, 6/15/07                                            141,375
              Premier Parks, Inc., Sr. Disc. Notes
         110  10.00%, 4/1/08                                            106,975
              Royal Caribbean Cruises, Sr. Notes
          85  8.75%, 2/2/11                                              79,475
              Six Flags, Inc., Sr. Notes
          30  9.50%, 2/1/09                                              29,100
         240  8.875%, 2/1/10                                            226,800
-------------------------------------------------------------------------------
                                                                  $     747,725
-------------------------------------------------------------------------------
Environmental Services -- 0.1%
-------------------------------------------------------------------------------
              Allied Waste
$        140  9.25%, 9/1/12(3)                                    $     144,200
              Allied Waste Industries, Inc.
         180  10.00%, 8/1/09                                            179,550
-------------------------------------------------------------------------------
                                                                  $     323,750
-------------------------------------------------------------------------------
Foods -- 0.5%
-------------------------------------------------------------------------------
              American Seafood Group LLC
$        400  10.125%, 4/15/10                                    $     410,000
              B&G Foods, Inc.
          75  9.625%, 8/1/07                                             77,531
              Burns Philip Capital Ltd.
         270  9.75%, 7/15/12(3)                                         260,550
              Dean Foods Co., Sr. Notes
         155  8.15%, 8/1/07                                             163,325
              Del Monte Corp., Sr. Sub. Notes
         200  8.625%, 12/15/12                                          205,000
              Luigino's, Inc., Sr. Sub. Notes
         130  10.00%, 2/1/06                                            133,412
              New World Pasta Company
         165  9.25%, 2/15/09                                             90,750
-------------------------------------------------------------------------------
                                                                  $   1,340,568
-------------------------------------------------------------------------------
Furniture and Appliances -- 0.1%
-------------------------------------------------------------------------------
              Fedders North America
$        515  9.375%, 8/15/07                                     $     393,975
-------------------------------------------------------------------------------
                                                                  $     393,975
-------------------------------------------------------------------------------
Gaming -- 0.7%
-------------------------------------------------------------------------------
              Argosy Gaming Co.
$         90  10.75%, 6/1/09                                      $      99,450
              Boyd Gaming Corp., Sr. Sub. Notes
         135  9.50%, 7/15/07                                            142,087
              Chukchansi EDA, Sr. Notes
         230  14.50%, 6/15/09(3)                                        231,150
              Penn National Gaming, Inc., Sr. Sub. Notes
         920  11.125%, 3/1/08                                         1,012,000
              Wheeling Island Gaming
         400  10.125%, 12/15/09                                         414,000
              Wynn Las Vegas LLC/Corp.
         195  12.00%, 11/1/10                                           197,925
-------------------------------------------------------------------------------
                                                                  $   2,096,612
-------------------------------------------------------------------------------
Health Services -- 0.1%
-------------------------------------------------------------------------------
              Alliance Imaging, Sr. Sub. Notes
$         35  10.375%, 4/15/11                                    $      34,300
              Pacificare Health System
         225  10.75%, 6/1/09                                            241,875
              Select Medical Corp., Sr. Sub. Notes
          60  9.50%, 6/15/09                                             62,400
-------------------------------------------------------------------------------
                                                                  $     338,575
-------------------------------------------------------------------------------
Instruments - Controls -- 0.3%
-----------------------------------------------------------------------
              Wesco Distribution, Inc.
$      1,000  9.125%, 6/1/08                                      $     805,000
-------------------------------------------------------------------------------
                                                                  $     805,000
-------------------------------------------------------------------------------
Instruments - Scientific -- 0.2%
-------------------------------------------------------------------------------
              Fisher Scientific International, Sr. Sub. Notes
$        600  9.00%, 2/1/08                                       $     628,500
              Perkinelmer, Inc., Sr. Sub. Notes
          90  8.875%, 1/15/13                                            89,100
-------------------------------------------------------------------------------
                                                                  $     717,600
-------------------------------------------------------------------------------
Lodging -- 0.1%
-------------------------------------------------------------------------------
              Hilton Hotels Corp.
$        170  7.625%, 12/1/12                                     $     171,971
              HMH Properties, Inc.
         115  7.875%, 8/1/05                                            113,850
          35  7.875%, 8/1/08                                             34,125
              Host Marriott L.P.
          35  9.25%, 10/1/07                                             35,525
-------------------------------------------------------------------------------
                                                                  $     355,471
-------------------------------------------------------------------------------
Lodging and Gaming -- 1.2%
-------------------------------------------------------------------------------
              Ameristar Casinos, Inc.
$        150  10.75%, 2/15/09                                     $     165,000
              Hollywood Casino Shreveport, 1st Mtg. Notes
         205  13.00%, 8/1/06                                            212,175
              Hollywood Casino, Sr. Sub. Notes
         310  11.25%, 5/1/07                                            336,350
              John Q Hamons Hotels/Finance, Series B
          65  8.875%, 5/15/12                                            65,650
              Majestic Star Casino, LLC
         925  10.875%, 7/1/06                                           948,125
              Mandalay Resort Group, Sr. Sub. Notes
          60  10.25%, 8/1/07                                             66,150
              MGM Grand, Inc.
         500  9.75%, 6/1/07                                             555,000
              Sun International Hotels, Sr. Sub. Notes
         230  8.875%, 8/15/11                                           235,750
              Venetian Casino/Las Vegas Sands
         900  11.00%, 6/15/10(3)                                        945,000
-------------------------------------------------------------------------------
                                                                  $   3,529,200
-------------------------------------------------------------------------------
Machinery -- 0.1%
-------------------------------------------------------------------------------
              Flowserve Corp.
$          5  12.25%, 8/15/10                                     $       5,475
              Manitowoc Co., Inc. (The), Sr. Sub. Notes
         130  10.50%, 8/1/12(3)                                         135,525
              Terex Corp.
         135  10.375%, 4/1/11                                           127,575
         150  9.25%, 7/15/11                                            137,438
-------------------------------------------------------------------------------
                                                                  $     406,013
-------------------------------------------------------------------------------
Manufacturing -- 0.8%
-------------------------------------------------------------------------------
              Dresser, Inc.
$        120  9.375%, 4/15/11                                     $     121,200
              Foamex L.P./Capital Corp.
         210  10.75%, 4/1/09(3)                                         148,050
              Grey Wolf, Inc., Sr. Notes
         120  8.875%, 7/1/07                                            123,000
              Insilco Corp.
       1,000  12.00%, 8/15/07                                            25,000
              SPX Corp., Sr. Notes
         160  7.50%, 1/1/13                                             163,000
              Tekni-Plex, Inc., Sr. Sub. Notes
          90  12.75%, 6/15/10(3)                                         84,600
              Transdigm Inc.
         930  10.375%, 12/1/08                                          967,200
              Trimas Corp.
         180  9.875%, 6/15/12                                           179,100
              Tyco International Group SA
          55  4.95%, 8/1/03                                              54,184
         275  5.80%, 8/1/06                                             260,121
          80  6.75%, 2/15/11                                             75,738
-------------------------------------------------------------------------------
                                                                  $   2,201,193
-------------------------------------------------------------------------------
Medical Products -- 0.1%
-------------------------------------------------------------------------------
              Advanced Medical Optics, Sr. Sub. Notes
$        105  9.25%, 7/15/10                                      $     108,675
              Hanger Orthopedic Group
          75  10.375%, 2/15/09                                           78,000
              Medquest Inc., Sr. Sub. Notes
         170  11.875%, 8/15/12(3)                                       166,600
-------------------------------------------------------------------------------
                                                                  $     353,275
-------------------------------------------------------------------------------
Medical Services -- 0.0%
-------------------------------------------------------------------------------
        Magellan Health Services, Sr. Notes
$        170  9.375%, 11/15/07(3)                                 $     135,150
-------------------------------------------------------------------------------
                                                                  $     135,150
-------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.4%
-------------------------------------------------------------------------------
              Chesapeake Energy Corp.
$        180  8.375%, 11/1/08                                     $     187,200
              Grant Prideco Escrow
          35  9.00%, 12/15/09                                            36,575
              Parker Drilling Co.
          70  10.125%, 11/15/09                                          72,450
              SESI, LLC
         585  8.875%, 5/15/11                                           599,625
              Williams Companies, Inc.
         135  9.25%, 3/15/04                                            108,000
         150  6.75%, 1/15/06                                            105,750
-------------------------------------------------------------------------------
                                                                  $   1,109,600
-------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.9%
-------------------------------------------------------------------------------
              Comstock Resources, Inc.
$        480  11.25%, 5/1/07                                      $     511,200
              El Paso Energy Partners
          70  8.50%, 6/1/11(3)                                           65,275
          50  8.50%, 6/1/11(3)                                           46,625
              El Paso Energy Partners, Sr. Sub. Notes
         125  10.625%, 12/1/12                                          128,438
              Encore Acquisition Co.
         185  8.375%, 6/15/12(3)                                        193,325
              Grey Wolf, Inc., Series C
          40  8.875%, 7/1/07                                             40,800
              Plains All American Pipeline, Sr. Notes
          85  7.75%, 10/15/12(3)                                         88,825
              Plains E&P Co., Sr. Sub. Notes
         130  8.75%, 7/1/12(3)                                          135,850
              Premcor USA, Inc.
          75  11.50%, 10/1/09                                            72,375
              Western Natural Gas
       1,000  10.00%, 6/15/09                                         1,075,000
              Westport Resources Corp., Sr. Sub. Notes
         115  8.25%, 11/1/11                                            121,325
-------------------------------------------------------------------------------
                                                                  $   2,479,038
-------------------------------------------------------------------------------
Paper and Forest Products -- 0.1%
-------------------------------------------------------------------------------
              Buckeye Technologies, Inc., Sr. Sub. Notes
$         35  9.25%, 9/15/08                                      $      30,275
              Caraustar Industries, Inc.
          10  9.875%, 4/1/11                                             10,350
              Georgia-Pacific Corp.
         120  9.50%, 12/1/11                                            118,200
              Longview Fibre Co., Sr. Sub. Notes
         225  10.00%, 1/15/09                                           237,375
              Williams Scotsman, Inc.
          15  9.875%, 6/1/07                                             13,950
-------------------------------------------------------------------------------
                                                                  $     410,150
-------------------------------------------------------------------------------
Printing and Business Products -- 0.1%
-------------------------------------------------------------------------------
              MDC Communications Corp., Sr. Sub. Notes
$        215  10.50%, 12/1/06                                     $     193,500
              Xerox Corp., Sr. Notes
          95  9.75%, 1/15/09                                             91,675
-------------------------------------------------------------------------------
                                                                  $     285,175
-------------------------------------------------------------------------------
Publishing -- 0.1%
-------------------------------------------------------------------------------
              Canwest Media, Inc., Sr. Sub. Notes
$        120  10.625%, 5/15/11                                    $     128,700
              Hollinger International Publications, Inc.
          85  9.25%, 3/15/07                                             89,144
              Vertis, Inc., Sr. Notes
          85  10.875%, 6/15/09(3)                                        88,825
         115  10.875%, 6/15/09(3)                                       120,175
-------------------------------------------------------------------------------
                                                                  $     426,844
-------------------------------------------------------------------------------
REITS -- 0.2%
-------------------------------------------------------------------------------
              Ventas Realty LP/Capital CRP
$         70  8.75%, 5/1/09                                       $      72,800
         360  9.00%, 5/1/12                                             378,000
-------------------------------------------------------------------------------
                                                                  $     450,800
-------------------------------------------------------------------------------
Retail - Apparel -- 0.0%
-------------------------------------------------------------------------------
        Mothers Work, Inc.
$         35  11.25%, 8/1/10                                      $      37,450
-------------------------------------------------------------------------------
                                                                  $      37,450
-------------------------------------------------------------------------------
Retail - Food and Drug -- 0.0%
-------------------------------------------------------------------------------
        Pantry, Inc., Sr. Sub. Notes
$         90  10.25%, 10/15/07                                    $      81,225
-------------------------------------------------------------------------------
                                                                  $      81,225
-------------------------------------------------------------------------------
Retail - General -- 0.3%
-------------------------------------------------------------------------------
              Kindercare Learning Centers, Inc., Sr. Sub. Notes
$      1,000  9.50%, 2/15/09                                      $     975,000
-------------------------------------------------------------------------------
                                                                  $     975,000
-------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 0.2%
-------------------------------------------------------------------------------
              Amkor Technologies, Inc., Sr. Notes
$        445  9.25%, 5/1/06                                       $     382,700
          35  9.25%, 2/15/08(3)                                          29,750
              Amkor Technologies, Inc., Sr. Sub. Notes
          35  10.50%, 5/1/09                                             27,125
              On Semiconductor Corp.
          40  12.00%, 5/15/08(3)                                         29,600
-------------------------------------------------------------------------------
                                                                  $     469,175
-------------------------------------------------------------------------------
Telecommunications - Services -- 0.1%
-------------------------------------------------------------------------------
              Qwest Services Corp.
$        194  13.50%, 12/15/10                                    $     201,685
-------------------------------------------------------------------------------
                                                                  $     201,685
-------------------------------------------------------------------------------
Transportation -- 0.3%
-------------------------------------------------------------------------------
              Pacer International, Inc.
$        575  11.75%, 6/1/07                                      $     595,125
              Petroleum Helicopters, Series B
         155  9.375%, 5/1/09                                            163,719
-------------------------------------------------------------------------------
                                                                  $     758,844
-------------------------------------------------------------------------------
Utilities -- 0.1%
-------------------------------------------------------------------------------
              AES Corp.
$         60  10.00%, 7/15/05                                     $      56,345
              National Waterworks, Inc., Sr. Sub. Notes
         115  10.50%, 12/1/12                                           120,606
-------------------------------------------------------------------------------
                                                                  $     176,951
-------------------------------------------------------------------------------
Utility - Electric Power Generation -- 0.0%
-------------------------------------------------------------------------------
              Illinois Power Corp.
$        105  11.50%, 12/15/10                                    $     101,850
-------------------------------------------------------------------------------
                                                                  $     101,850
-------------------------------------------------------------------------------
Wireless Communication Services -- 0.4%
-------------------------------------------------------------------------------
              American Tower Corp.
$        225  9.375%, 2/1/09                                      $     176,625
              AT&T Wireless Services, Inc.
          30  8.125%, 5/1/12                                             30,209
              Insight Midwest/Insight Capital, Sr. Notes
         235  10.50%, 11/1/10                                           229,713
              Nextel Communications, Inc., Sr. Disc. Notes
          20  10.65%, 9/15/07                                            19,200
              Nextel Communications, Inc., Sr. Notes
         270  12.00%, 11/1/08                                           267,300
         265  9.375%, 11/15/09                                          241,150
          15  9.50%, 2/1/11                                              13,575
              Nextel Partners, Inc., Sr. Notes
          25  11.00%, 3/15/10                                            21,375
              Qwest Corp.
         170  8.875%, 3/15/12(3)                                        165,750
              Ubiquitel Operating Co.
          95  14.00%, 4/15/10                                             6,175
-------------------------------------------------------------------------------
                                                                  $   1,171,072
-------------------------------------------------------------------------------
Wireline Communication Services - North
America -- 0.0%
-------------------------------------------------------------------------------
              Metromedia Fiber Network, Sr. Notes
$        500  10.00%, 11/15/08                                    $       8,750
         500  10.00%, 12/15/09                                            8,750
-------------------------------------------------------------------------------
                                                                  $      17,500
-------------------------------------------------------------------------------
Total Corporate Bonds & Notes
  (identified cost $40,616,820)                                   $  37,851,008
-------------------------------------------------------------------------------
Common Stocks, Preferred Stocks and Warrants -- 2.2%
                      Security
Shares/Rights
-------------------------------------------------------------------------------
      11,403  American Marketing Industries, Inc. Common
              (Series B)*                                         $           0
       4,887  American Marketing Industries Holdings, Inc.*                   0
              Preferred, Series A-1
      11,403  American Marketing Industries Holdings, Inc.*                   0
              Preferred, Series A-4
      32,537  Carlyle-Key Partners*                                      32,537
       2,992  Environmental Systems Products Common*
              Stock
         529  Environmental Systems Products Preferred*                  86,028
              Stock
       3,144  Exide Corp., Warrents*                                          0
      90,043  IHDG Realty, Inc.*                                              0
      90,043  Imperial Home Decor Group*                                      0
           9  Kac Mezz Holdings, Class A, Warrents*                           0
           8  Kac Mezz Holdings, Class B, Warrents*                           0
          15  Key Plastics Holdings, Inc.*                               15,231
         163  Tokheim Corp.*                                                  0
      11,087  Tokheim Corp.*                                                  0
     925,000  Van Kampen Senior Income Trust                          6,197,500
-------------------------------------------------------------------------------
Total Common Stocks, Preferred Stocks and Warrants
 (identified cost, $7,127,545)                                    $   6,331,296
-------------------------------------------------------------------------------

Commercial Paper -- 3.4%

Principal Amount
(000's omitted)  Security
-------------------------------------------------------------------------------
              American Express Credit Corp.
$      5,000  1.33%, 1/6/03                                       $   4,999,077
              Kitty Hawk Funding Corp.
       4,840  1.36%, 1/29/03                                          4,834,880
-------------------------------------------------------------------------------
                                                                  $   9,833,957
-------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost $9,833,957)                                     $   9,833,957
-------------------------------------------------------------------------------
Total Investments -- 168.9%
  (identified cost $513,575,544)                                  $ 492,499,165
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (68.9)%                         $(200,981,880)
-------------------------------------------------------------------------------
Net Assets -- 100%                                                $ 291,517,285
-------------------------------------------------------------------------------

  (1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.

  (2) Priced by adviser.

  (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    * Non-income producing security.

Note: At December 31, 2002, the Trust had unfunded commitments amounting to $7,672,510 under various revolving credit agreements.

Eaton Vance Senior Income Trust as of December 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002

ASSETS
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $513,575,544)                                  $492,499,165
Cash                                                                  7,749,845
Receivable for investments sold                                         478,976
Dividends and interest receivable                                     2,745,208
Receivable from affiliate                                               213,083
Prepaid expenses                                                         74,021
-------------------------------------------------------------------------------
Total assets                                                       $503,760,298
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Amounts due under commercial paper program                         $100,000,000
Dividends payable                                                     1,545,765
Miscellaneous liabilities                                               358,128
Payable for investments purchased                                        38,809
Payable to affiliate for Trustees' fees                                   5,826
Accrued expenses
  Interest                                                              128,394
  Operating expenses                                                    143,318
-------------------------------------------------------------------------------
Total liabilities                                                  $102,220,240
-------------------------------------------------------------------------------
Auction Preferred Shares (4,400 shares outstanding)
at liquidation value plus cumulative unpaid dividends               110,022,773
-------------------------------------------------------------------------------
Net assets applicable to common shares                             $291,517,285
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------
Common Shares, $0.01 par value; unlimited number of
  shares authorized, 35,948,079 shares issued and
  outstanding                                                      $    359,481
Additional paid-in capital                                          356,878,145
Accumulated net realized loss (computed on the basis
  of identified cost)                                               (44,804,512)
Accumulated undistributed net investment income                         160,550
Net unrealized depreciation (computed on the basis of
  identified cost)                                                  (21,076,379)
-------------------------------------------------------------------------------
Net assets applicable to common shares                             $291,517,285
-------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
-------------------------------------------------------------------------------
($291,517,285 / 35,948,079 common shares
  issued and outstanding)                                          $       8.11
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Six Months Ended
December 31, 2002

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                           $ 14,900,995
Dividends                                                               245,310
Miscellaneous                                                            23,221
-------------------------------------------------------------------------------
Total investment income                                            $ 15,169,526
-------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------
Investment adviser fee                                             $  2,193,481
Administration fee                                                      645,142
Trustees' fees and expenses                                               5,517
Preferred shares remarketing agent fee                                  138,629
Legal and accounting services                                           123,280
Custodian fee                                                            70,628
Printing and postage                                                     59,247
Registration fees                                                        35,808
Transfer and dividend disbursing agent fees                              31,156
Interest expense                                                        995,616
Miscellaneous                                                           180,240
-------------------------------------------------------------------------------
Total expenses                                                     $  4,478,744
-------------------------------------------------------------------------------
Net investment income                                              $ 10,690,782
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $ (4,259,249)
-------------------------------------------------------------------------------
Net realized loss                                                  $ (4,259,249)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $ (5,495,853)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ (5,495,853)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $ (9,755,102)
-------------------------------------------------------------------------------
Distributions to preferred shareholders                            $   (925,826)
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $      9,854
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       Six Months Ended        Year Ended
in Net Assets                             December 31, 2002       June 30, 2002
-------------------------------------------------------------------------------
From operations --
  Net investment income                    $ 10,690,782            $ 24,704,131
  Net realized loss                          (4,259,249)            (20,444,427)
  Net change in unrealized
    appreciation (depreciation)              (5,495,853)              5,582,366
  Distributions to preferred
    shareholders                               (925,826)             (2,726,001)
--------------------------------------------------------------------------------
Net increase in net assets from
  operations                               $      9,854            $  7,116,069
--------------------------------------------------------------------------------
Distributions to common shareholders --
  From net investment income               $(11,251,674)           $(22,675,640)
--------------------------------------------------------------------------------
Total distributions to common
  shareholders                             $(11,251,674)           $(22,675,640)
--------------------------------------------------------------------------------
Capital share transactions --
  Reinvestment of distributions to
    shareholders                           $     --                $    721,050
--------------------------------------------------------------------------------
Net increase in net assets from
  capital share transactions               $     --                $    721,050
--------------------------------------------------------------------------------
Net decrease in net assets                 $(11,241,820)           $(14,838,521)
--------------------------------------------------------------------------------
Net Assets Applicable to Common Shares
--------------------------------------------------------------------------------
At beginning of period                     $302,759,105            $317,597,626
--------------------------------------------------------------------------------
At end of period                           $291,517,285            $302,759,105
--------------------------------------------------------------------------------
Accumulated undistributed net investment income
included in net assets applicable to common shares
--------------------------------------------------------------------------------
At end of period                           $    160,550            $  1,647,268
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CASH FLOWS

                                                            Six Months Ended
Increase (Decrease) in Cash                                 December 31, 2002
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchases of loan interests and corporate bonds                 $(148,641,834)
  Proceeds from sales and principal repayments                      150,210,654
  Interest and dividends received                                    14,782,908
  Receivable from affiliate                                            (213,083)
  Miscellaneous income received                                         105,854
  Interest paid                                                      (1,020,320)
  Prepaid                                                                14,106
  Operating expenses paid                                            (3,563,170)
  Net increase in short-term investments                                (27,133)
-------------------------------------------------------------------------------
Net cash from operating activities                                $  11,647,982
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Cash distributions paid                                         $ (10,632,627)
  Net increase in amounts due under commercial paper program         (5,000,000)
-------------------------------------------------------------------------------

Net cash used for financing activities                            $ (15,632,627)
-------------------------------------------------------------------------------

Net decrease in cash                                              $  (3,984,645)
-------------------------------------------------------------------------------

Cash at beginning of period                                       $  11,734,490
-------------------------------------------------------------------------------

Cash at end of period                                             $   7,749,845
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
-------------------------------------------------------------------------------
Net increase in net assets from operations                        $       9,854
Decrease in receivable for investments sold                             418,182
Decrease in dividends and interest receivable                            65,350
Increase in receivable from affiliate                                  (213,083)
Decrease in prepaid expenses                                             14,106
Increase in miscellaneous liability                                      82,633
Decrease in payable to affiliate                                         (4,835)
Decrease in accrued expenses                                            (99,911)
Decrease payable for investments purchased                             (149,041)
Distributions to preferred shareholders                                 925,826
Net decrease in investments                                          10,598,901
-------------------------------------------------------------------------------
Net cash from operating activities                                $  11,647,982
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                    Year Ended June 30,
                                  Six Months Ended         -------------------------------------------------------------------
                                  December 31, 2002        2002(1)(2)            2001               2000            1999(1)(3)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
  of period (Common Shares)       $  8.420                 $  8.860           $  9.810           $ 10.090           $ 10.000
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income             $  0.297                 $  0.687           $  0.872           $  0.868           $  0.539
Net realized and unrealized
  gain (loss)                       (0.268)                  (0.420)            (0.908)            (0.271)             0.036
Distribution to preferred
  shareholders                      (0.026)                  (0.076)              --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from
  operations                      $  0.003                 $  0.191           $ (0.036)          $  0.597           $  0.575
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income        $ (0.313)                $ (0.631)          $ (0.882)          $ (0.877)          $ (0.465)
------------------------------------------------------------------------------------------------------------------------------
Total distributions               $ (0.313)                $ (0.631)          $ (0.882)          $ (0.877)          $ (0.465)
------------------------------------------------------------------------------------------------------------------------------
Preferred and Common shares
  offering costs charged to
  paid-in capital                 $   --                   $   --             $ (0.001)          $   --             $ (0.020)
------------------------------------------------------------------------------------------------------------------------------
Preferred Shares underwriting
  discounts                       $   --                   $   --             $ (0.031)          $   --             $    --
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of
  period (Common Shares)          $  8.110                 $  8.420           $  8.860           $  9.810           $ 10.090
------------------------------------------------------------------------------------------------------------------------------
Market value -- End of period
  (Common Shares)                 $  7.750                 $  7.760           $  8.940           $  9.313           $ 10.000
------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                       3.64%                   (6.18)%             5.65%              2.00%              4.93%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+ ++
------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to
  common shares, end of period
  (000's omitted)                 $291,517                 $302,759           $317,597           $349,803           $359,705
Ratios (As a percentage of
average daily net assets
attributable to common
shares):
  Net expenses(5)                     2.35%(6)                 2.28%              1.89%              1.84%              1.65%(6)
  Interest expense                    0.67%(6)                 0.85%              2.50%              2.41%              2.02%(6)
  Total expenses(5)                   3.02%(6)                 3.13%              4.39%              4.25%              3.67%(6)
  Net investment income(5)            7.22%(6)                 8.01%              9.37%              8.73%              8.17%(6)
Portfolio Turnover                      30%                      69%                37%                63%                27%
------------------------------------------------------------------------------------------------------------------------------

 + The operating expenses of the Trust may reflect a reduction of the investment adviser fee and the administration fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of
average daily net assets
attributable to common
shares):
  Expenses                                                                                                              1.97%(6)
  Interest expense                                                                                                      2.02%(6)
  Net investment income                                                                                                 7.85%(6)
  Net investment income per share                                                                                   $  0.518

++ The ratios reported above are based on net assets attributable solely to common shares. The ratios based on net assets, including amounts related to preferred shares since the initial offering of preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
  Net expenses(5)                    1.71%(6)                 1.68%              1.88%
  Interest expense                   0.49%(6)                 0.63%              2.50%
  Total expenses(5)                  2.20%(6)                 2.31%              4.38%
  Net investment income(5)           5.25%(6)                 5.90%              9.33%
------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
  Total preferred shares
    outstanding                   $  4,400                 $  4,400           $  4,400           $   --             $     --
  Asset coverage per preferred
    share(7)                      $ 91,259                 $ 93,814           $ 97,192           $   --             $     --
  Involuntary liquidation
    preference per preferred
    share(8)                      $ 25,000                 $ 25,000           $ 25,000           $   --             $     --
  Approximate market value per
    preferred share(8)            $ 25,000                 $ 25,000           $ 25,000           $   --             $     --
------------------------------------------------------------------------------------------------------------------------------
(1)  Net investment income per share was computed using average shares outstanding.
(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended June 30,
     2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by
     $0.001, and increase the ratio of net investment income to average net assets attributable to common shares for less than
     0.01%. Per share data and ratios for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.
(3)  For the period from the start of business, October 30, 1998, to June 30, 1999.
(4)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
(5)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets attributable to common shares reflect the Trust's leverage capital structure.
(6)  Annualized.
(7)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
(8)  Plus accumulated and unpaid dividends.

                                                See notes to financial statements

Eaton Vance Senior Income Trust as of December 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Senior Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital, by investing primarily in senior, secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  Certain prior year amounts have been reclassified for presentation purposes.

  A Investment Valuation -- The Trust's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed liquid because reliable market quotations are readily available for them. Liquid loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Trust's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on evaluations of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar loans and the market environment and investor attitudes towards the Senior Loan and interests in similar loans;
  (v) the reputation and financial condition of the agent and any intermediate participant in the loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps is determined by changes in the relationship between two rates of interest. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Trust was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Trust was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At June 30, 2002, the Trust, for federal income tax purposes, had a capital loss carryover of $29,482,716, which will expire on June 30, 2009 ($1,925,241) and June 30, 2010 ($27,557,475). These
  amounts will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  Additionally, at June 30, 2002, the Trust had net capital losses of $11,045,646 attributable to security transactions incurred after October 31, 2001. These are treated as arising on the first day of the Trust's current taxable year.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

2 Auction Preferred Shares (APS)
-------------------------------------------------------------------------------
  The Trust issued 2,200 shares of Auction Preferred Shares Series A and 2,200 shares of Auction Preferred Shares Series B on June 27, 2001 in a public offering. The underwriting discount and other offering costs were recorded as a reduction to paid in capital. Dividends on the APS, which accrue daily, are paid cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates at December 31, 2002 were 1.40% and 1.30% for Series A and Series B Shares, respectively. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

  The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws. The Trust pays annual fees equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

  In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current period, the Trust has reclassified its APS Shares outside of permanent equity in the net assets section of the statement of assets and liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Net increase in net assets from operations" on the statements of operations and statement of changes in net assets, and as a component of the "Total income (loss) from operations" in the financial highlights. Prior year amounts presented have been restated to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the Trust.

3 Distributions to Shareholders
-------------------------------------------------------------------------------
  The Trust intends to make monthly distributions to common shareholders of net investment income, after payment of any dividends on any outstanding preferred shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on December 31, 2002 was 1.40% and 1.30%, for Series A and Series B Shares, respectively. For the six months ended December 31, 2002, the Trust paid dividends to Auction Preferred shareholders amounting to $465,255 and $460,571 for Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.65% and 1.64%, respectively.

4 Common Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                         Six Months Ended       Year Ended
                                         December 31, 2002      June 30, 2002

  -----------------------------------------------------------------------------
  Issued to shareholders electing to
    receive payments of distributions
    in Fund common shares                0                      81,797
  -----------------------------------------------------------------------------
  Net increase                           0                      81,797
  -----------------------------------------------------------------------------

5 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  The investment adviser fee, computed at a monthly rate of 17/240 of 1%
  (0.85% annually) of the Trust's average weekly gross assets, was earned by EVM as compensation for management and investment advisory services rendered to the Trust. For the six months ended December 31, 2002, the fee was equivalent to 0.85% of the Trust's average daily gross assets and amounted to $2,193,481. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. EVM also serves as the administrator of the Trust. An administration fee, computed at the monthly rate of 1/48 of 1% (0.25% annually) of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended December 31, 2002, the fee was equivalent to 0.25% of the Trust's average daily gross assets for such period and amounted to $645,142.

  Certain officers and Trustees of the Trust are officers of the above organization.

6 Investment Transactions
-------------------------------------------------------------------------------
  The Trust invests primarily in Senior Loans. The ability of the issuers of the Senior Loans held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans and corporate bonds aggregated $148,492,793 and $149,792,472, respectively, for the six months ended December 31, 2002.

7 Short-Term Debt and Credit Agreements
-------------------------------------------------------------------------------
  The Trust has entered into a revolving credit agreement that will allow the Trust to borrow $120 million to support the issuance of commercial paper and to permit the Trust to invest in accordance with its investment practices. Interest is charged under the revolving credit agreement at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate or federal funds effective rate. Interest expense includes a commitment fee of approximately $93,000 which is computed at the annual rate of 0.15% on the unused portion of the revolving credit agreement. There were no significant borrowings under this agreement during the period. As of December 31, 2002, the Trust had commercial paper outstanding of $100,000,000, at an interest rate of 1.52%. Maximum and average borrowings for the six months ended December 31, 2002 were $110,000,000 and $106,000,000, respectively, and the average interest rate was 1.72%.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002, as computed on a federal income tax basis, were as follows:

  Aggregate cost$503,724,992
  -----------------------------------------------------------------------------
  Gross unrealized appreciation$                                   2,054,553
  Gross unrealized depreciation                                  (23,114,336)
  -----------------------------------------------------------------------------
  Net unrealized depreciation                                  $ (21,059,783)
  -----------------------------------------------------------------------------

9 Annual Meeting of Shareholders (Unaudited)
--------------------------------------------------------------------------------
  The Trust held its Annual Meeting of Shareholders on October 25, 2002. 35,948,079 common shares and 4,400 Auction Preferred Shares (APS) were outstanding on August 29, 2002, the record date for the shares eligible to vote at the meeting. 33,375,681 common shares (92.844% of the record date common shares) and 4,376 APS shares (99.455% of the record date APS shares) were represented at the meeting. The following action was taken by the shareholders:

  Item 1: The election of Jessica M. Bibliowicz, James B. Hawkes and Donald R. Dwight as Trustees of the Trust for a three-year term expiring in 2005. Mr. Dwight was designated the Nominee to be elected solely by APS shareholders:

                                                Number of Shares
  Nominees For Trustee                  ---------------------------------------
  Elected by All Shareholders                For             Withheld

  -----------------------------------------------------------------------------
  Jessica M. Bibliowicz                  32,604,692           775,365
  James B. Hawkes                        32,659,662           720,395

                                                 Number of Shares
  Nominees For Trustee                  ---------------------------------------
  Elected by APS Shareholders                For             Withheld
  -----------------------------------------------------------------------------
  Donald R. Dwight                          4,366               10

Eaton Vance Senior Income Trust as of December 31, 2002

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Eaton Vance Senior Income Trust
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Senior Income Trust (the Trust) as of December 31, 2002, and the related statement of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended June 30, 2002, and the financial highlights for the six months then ended and for each of the years in the four-year period then ended June 30, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities and Senior Loans owned at December 31, 2002 by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Eaton Vance Senior Income Trust as of December 31, 2002, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2003

Eaton Vance Senior Income Trust

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc. at 1-800-331-1710.

Eaton Vance Senior Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

-------------------------------------------------------------------------------

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

-------------------------------------------------------------------------------

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                        --------------------------------------
                                        Please print exact name on account:

                                        --------------------------------------
                                        Shareholder signature         Date

                                        --------------------------------------
                                        Shareholder signature         Date

                                        Please sign exactly as your common
                                        shares are registered. All persons
                                        whose names appear on the share
                                        certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING
ADDRESS:

                              Eaton Vance Senior Income Trust
                              c/o PFPC Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710
-------------------------------------------------------------------------------

NUMBER OF EMPLOYEES
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of December 31, 2002, our records indicate that there were 311 registered shareholders for and approximately 17,463 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

        Eaton Vance Distributors, Inc.
        The Eaton Vance Building
        255 State Street
        Boston, MA 02109
        1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL
The New York Stock Exchange Symbol is EVF

Eaton Vance Senior Income Trust as of December 31, 2002

INVESTMENT MANAGEMENT

Eaton Vance Senior Income Trust

Officers                          Trustees

JAMES B. HAWKES                   JESSICA M. BIBLIOWICZ
President, Chief Executive        President and Chief Executive Officer,
Officer and Trustee               National Financial Partners

SCOTT H. PAGE                     DONALD R. DWIGHT
Vice President and                President, Dwight Partners, Inc.
Co-Portfolio Manager
                                  SAMUEL L. HAYES, III
JOHN P. REDDING                   Jacob H. Schiff Professor of Investment
Vice President and                Banking Emeritus, Harvard University
Co-Portfolio Manager              Graduate School of Business
                                  Administration
PAYSON F. SWAFFIELD
Vice President and                NORTON H. REAMER
Co-Portfolio Manager              President, Unicorn Corporation
                                  Chairman, Hellman, Jordan Management Co., Inc.
MICHAEL W. WEILHEIMER             Advisory Director of Berkshire Capital
Vice President                    Corporation

JAMES L. O'CONNOR                 LYNN A. STOUT
Treasurer                         Professor of Law, UCLA School of Law

ALAN R. DYNNER                    JACK L. TREYNOR
Secretary                         Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE SENIOR INCOME TRUST EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
P.O. Box 43027
Providence, RI 02940-3027
1-800-331-1710


-------------------------------------------------------------------------------
                               EATON VANCE FUNDS
                            EATON VANCE MANAGEMENT
                        BOSTON MANAGEMENT AND RESEARCH
                        EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

          For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122
-------------------------------------------------------------------------------

EATON VANCE SENIOR INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

171-2/03                                                                 SITSRC